New standards issued but not yet effective	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New standards issued but not yet effective	New standards issued but not yet effective
We have not early adopted any new accounting standards or amendments that have been issued but are not yet effective.
IFRS 18 “Presentation and Disclosure in Financial Statements” (mandatory in 2027) will replace IAS 1. The new standard requires that companies classify all income and expenses into 5 categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Management-defined performance measures (MPMs), which are subtotals of income and expenses not specified by IFRS Accounting Standards and used in public communications, must be disclosed in a single note within the financial statements. The standard also provides enhanced guidance on grouping and organising information for better clarity. Additionally, the operating profit subtotal will be the starting point for the statement of cash flows under the indirect method. These changes aim to improve transparency and comparability across entities. We expect that certain of the Group’s income and expense items will be reclassified among operating, investing, and financing categories, resulting in changes to the operating profit subtotal. Alternative performance measures meeting the definition of MPMs will be disclosed in a separate note with the reconciliation between these MPMs and profit after tax. This reconciliation will also account for income tax effects and the impact on non-controlling interests for each reconciling item as required by the standard. Our interest received and interest paid will be classified in investing activities and financing activities, respectively, in the statement of cash flows. Dividends received from equity accounted units and dividends paid to non-controlling interest holders will be classified in the investing activities and financing activities respectively under the new standard.
Foreign exchange differences will be classified in the category where the related income and expense form the item giving rise to the foreign exchange difference. We continue to assess the detailed implications of applying the new standard and expect that changes will be required to the presentation and disclosures in our financial statements.
Amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures on Contracts Referencing Nature-dependent
Electricity” (mandatory in 2026) will help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs). The amendments include: clarifying the application of the “own-use” requirements, permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. The assessments performed to date have not identified a material impact on our financial statements as a result of these amendments.
The assessment is ongoing in relation to the amendments listed below, but no material impact has been identified to date:
•Annual Improvements to IFRS Accounting Standards (Amendments to IAS 7 “Statement of Cash Flows” and IFRS 10 “Consolidated
Financial Statements” (mandatory in 2026)
•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 “Financial Instruments” and IFRS 7
“Financial Instruments: Disclosures” (mandatory in 2026)
•IFRS 19 “Subsidiaries without Public Accountability: Disclosures” (mandatory in 2027).